Income Tax Expense - Schedule of Unused Tax Loss Carryforwards and Unused Tax Credit Carryforwards Not Recognized as Deferred Income Tax Assets (Details) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	₩ 15,418
Unused tax credit carryforwards	2,112
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	2,585
Unused tax credit carryforwards	0
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	1,421
Unused tax credit carryforwards	160
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	2,003
Unused tax credit carryforwards	175
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	352
Unused tax credit carryforwards	163
After 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	9,057
Unused tax credit carryforwards	₩ 1,614